Note 18 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended December 31,
	2020	2019	2018
Service charges on deposit accounts	$1,102	$1,486	$1,610
Gain on sale of loans (1)	24,139	9,071	4,675
Net securities gains (losses) (1)	289	4	(6)
Change in fair value of mortgage servicing rights (1)	(293)	(258)	26
Increase in cash surrender value of life insurance (1)	368	390	395
Credit and debit card interchange fees	1,514	1,443	1,388
Litigation settlement (1)	-	1,980	-
Wealth management	319	293	237
Net loan servicing fees (1)	262	327	375
Other non-interest income	(700)	312	728
Total non-interest income	$27,000	$15,048	$9,428